Document and Entity Information	Oct. 14, 2021
Cover [Abstract]
Entity Address, State or Province	MA
Amendment Flag	false
Entity Central Index Key	0001160951
Document Type	8-K
Document Period End Date	Oct. 14, 2021
Entity Registrant Name	Duck Creek Technologies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	333-240050
Entity Tax Identification Number	84-3723837
Entity Address, Address Line One	22 Boston Wharf Rd.
Entity Address, Address Line Two	Floor 10
Entity Address, City or Town	Boston
Entity Address, Postal Zip Code	02210
City Area Code	(949)
Local Phone Number	214-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	DCT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false